SCHEDULE OF CASHFLOWS RELATED TO LEASES (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Payments for operating lease liabilities			$ 172,711	$ 176,408
Cash flows from financing activities:
Principal payments on finance lease obligation	$ 126,520	$ 107,325	61,048	35,434
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations			$ 376,428	$ 240,569